Shareholders' Equity (Details) - Schedule of Common Stock were Issued and Outstanding - Warrant [Member] - $ / shares			3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Shareholders' Equity (Details) - Schedule of Common Stock were Issued and Outstanding [Line Items]
Warrants, Outstanding Balance	12,345,000	11,945,000	12,435,000	11,945,000	12,345,000	11,945,000
Weighted Average Exercise Price, Outstanding Balance	$ 11.22	$ 11.5	$ 11.14	$ 11.5	$ 11.22	$ 11.5
Weighted Average Remaining Contractual Term (Years), Outstanding Balance	4 years 11 months 4 days	5 years 11 months 23 days	4 years 8 months 23 days	5 years 11 months 23 days	4 years 11 months 4 days	5 years 11 months 23 days
Warrants, Exercisable	12,345,000		12,435,000	11,945,000	12,345,000
Weighted Average Exercise Price, Exercisable	$ 11.22		$ 11.14	$ 11.5	$ 11.22
Weighted Average Remaining Contractual Term (Years), Exercisable			4 years 8 months 23 days	5 years 11 months 23 days	4 years 11 months 4 days
Warrants, Issued during the quarter			90,000		400,000
Weighted Average Exercise Price, Issued during the quarter			$ 0.01		$ 0.35
Weighted Average Remaining Contractual Term (Years), Issued during the quarter			10 days		1 month 28 days
Warrants, Expired during the quarter
Weighted Average Exercise Price, Expired during the quarter
Weighted Average Remaining Contractual Term (Years), Expired during the quarter